Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments

25	Share-based payments

Share Options

The Group has issued options over ordinary shares under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme, the Biodexa Pharmaceuticals plc 2016 U.S. Option Plan, which is a sub-plan of the approved UK plan, and unapproved share options awarded to non-UK or non-US staff. In addition, certain share options originally issued over shares in Midatech Limited under the Midatech Limited 2008 unapproved share option scheme or Midatech Limited 2013 approved Enterprise Incentive scheme were reissued in 2015 over shares in Biodexa Pharmaceuticals plc under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme. Exercise of an option is subject to continued employment.

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The following tables reflects the share consolidation.

The options granted in 2022 were made under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme.

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2022	Granted in 2022	Lapsed in 2022	Forfeited in 2022	At 31 December 2022	Exercise Price
20 April 2012	79	–	(79)	–	–	£1,676.00
9 May 2014	500	–	(500)	–	–	£30.00
30 June 2014	25	–	–	–	25	£30.00
31 October 2016	352	–	(352)	–	–	£1,072.00
19 December 2016	396	–	(383)	–	13	£484.00
15 December 2017	59	–	–	(19)	40	£184.00
24 April 2019	625	–	–	(313)	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	43,175	–	(5,625)	(3,950)	33,600	£4.04
15 July 2021	71,450	–	–	(7,100)	64,350	£5.55
2 August 2021	2,500	–	–	–	2,500	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	–	18,750	–	–	18,750	£3.05
12 August 2022	–	12,500	–	–	12,500	£2.10
	131,661	31,250	(6,939)	(11,382)	144,590

Options exercisable at 31 December 2022						55,932
Weighted average exercise price of outstanding options at 31 December 2022						£4.836
Weighted average exercise price of options exercised in 2022						n/a
Weighted average exercise price of options lapsed in 2022						£105.612
Weighted average exercise price of options forfeited in 2022						£5.974
Weighted average exercise price of options granted in 2022						£2.670
Weighted average remaining contractual life of outstanding options at 31 December 2022						8.1 years

Date of grant	At 1 January 2021	Granted in 2021	Lapsed in 2021	Forfeited in 2021	At 31 December 2021	Exercise Price
13 September 2011	8	–	(8)	–	–	£1,676.00
20 April 2012	79	–	–	–	79	£1,676.00
9 May 2014	500	–	–	–	500	£30.00
30 June 2014	25	–	–	–	25	£30.00
31 October 2016	397	–	–	(45)	352	£1,072.00
19 December 2016	499	–	–	(103)	396	£484.00
15 December 2017	164	–	–	(105)	59	£184.00
24 April 2019	2,275	–	–	(1,650)	625	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	63,700	–	–	(20,525)	43,175	£4.04
15 July 2021	–	85,450	–	(14,000)	71,450	£5.55
2 August 2021	–	2,500	–	–	2,500	£5.30
1 September 2021	–	6,000	–	–	6,000	£5.10
	74,147	93,950	(8)	(36,428)	131,661

Options exercisable at 31 December 2021	8,982
Weighted average exercise price of outstanding options at 31 December 2021	£10.759
Weighted average exercise price of options exercised in 2021	n/a
Weighted average exercise price of options lapsed in 2021	£1,676.000
Weighted average exercise price of options forfeited in 2021	£8.955
Weighted average exercise price of options granted in 2021	£5.515
Weighted average remaining contractual life of outstanding options at 31 December 2021	9.0 years

Date of grant	At 1 January 2020	Granted in 2020	Lapsed in 2020	Forfeited in 2020	At 31 December 2020	Exercise Price
1 April 2010	63	–	(63)	–	–	£1,600.00
20 August 2010	104	–	(104)	–	–	£1,676.00
13 September 2011	8	–	–	–	8	£1,676.00
20 April 2012	79	–	–	–	79	£1,676.00
9 May 2014	500	–	–	–	500	£30.00
30 June 2014	925	–	–	(9,000)	25	£30.00
11 July 2014	6	–	(3)	(3)	–	£30.00
31 October 2016	815	–	(43)	(375)	397	£1,072.00
14 December 2016	20	–	(20)	–	–	£620.00
14 December 2016	25	–	(25)	–	–	£680.00
14 December 2016	100	–	(100)	–	–	£748.00
14 December 2016	81	–	(81)	–	–	£752.00
15 December 2016	230	–	(230)	–	–	£484.00
19 December 2016	1,118	–	(78)	(541)	499	£484.00
15 December 2017	1,478	–	(666)	(648)	164	£184.00
2 April 2018	50	–	(50)	–	–	£332.00
2 April 2018	225	–	(225)	–	–	£484.00
24 April 2019	8,475	–	–	(6,200)	2,275	£29.20
2 October 2019	2,500	–	–	(1,000)	1,500	£21.00
17 April 2020	–	5,000	–	–	5,000	£4.80
17 June 2020	–	68,150	–	(4,450)	63,700	£4.04
	16,802	73,150	(1,688)	(14,117)	74,147

Options exercisable at 31 December 2020	9,759
Weighted average exercise price of outstanding options at 31 December 2020	£16.698
Weighted average exercise price of options exercised in 2020	n/a
Weighted average exercise price of options lapsed in 2020	£523.411
Weighted average exercise price of options forfeited in 2020	£72.975
Weighted average exercise price of options granted in 2020	£4.092
Weighted average remaining contractual life of outstanding options at 31 December 2020	9.2 years

The following information is relevant in the determination of the fair value of options granted during the year 2022 under the equity share based remuneration schemes operated by the Group.

	February 2022	August 2022	August 2022
Number of options	18,750	5,000	7,500
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	£3.05	£2.10	£2.10
Exercise price of options issued in year	£3.05	£2.10	£2.10
Contractual life	10 years	10 years	10 years
Expected life	5 years	5 years	5 years
Volatility	87.88%**	91.78%**	91.66%**
Expected dividend yield	0%	0%	0%
Risk free rate	1.28%	1.92%	1.92%

The share price used in the determination of the fair value of the options granted in 2022 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2021 under the equity share based remuneration schemes operated by the Group.

	July 2021		August 2021		September 2021
Number of options	85,450		2,500		6,000
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	£5.55	*	£5.30	*	£5.10	*
Exercise price of options issued in year	£5.55		£5.30		£5.10
Contractual life	10 years		10 years		10 years
Expected life	5 years		5 years		5 years
Volatility	88.63	%**	88.59	%**	88.11	%**
Expected dividend yield	0%		0%		0%
Risk free rate	0.38%		0.26%		0.32%

*	The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2020 under the equity share based remuneration schemes operated by the Group.

	April 2020		June 2020
Number of options	5,000		68,150
Option pricing models used	Black-Scholes		Black-Scholes
Share price	£4.80	*	£4.04	*
Exercise price of options issued in year	£4.80		£4.04
Contractual life	10 years		10 years
Expected life	5 years		5 years
Volatility	84.76	%**	92.55	%**
Expected dividend yield	0%		0%
Risk free rate	0.11%		0.10%

*	The share price used in the determination of the fair value of the options granted in 2020 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

All other share options relate to the Midatech Limited 2008 unapproved share option scheme.

Share Incentive Plan

In April 2017 the Group set up the Biodexa Pharmaceuticals Share Incentive Plan (MPSIP). Under the BPSIP, Group employees and Directors can acquire ordinary shares in the Company via a salary sacrifice arrangement. Biodexa grants matching shares for every share bought. In order to retain these shares, scheme participants must remain employed by the Group for three years from the date of acquisition. All shares purchased by the BPSIP are held by an Employee Benefit Trust that is not under the control of Biodexa. Shares must be left in the plan for 5 years to qualify for full income tax and NIC relief.